Prepaid expenses and other receivables and assets (Tables)	12 Months Ended
Dec. 31, 2024
Prepaid Expenses Deposits And Other Assets Tables [Abstract]
Schedule of Prepaid expenses and other receivables

	As at
	December 31, 2024	December 31, 2023
Prepaid expenses	1,551	1,308
Accounts receivable	2,498	2,834
Brokerage firm receivables	5,287	7,023
Deposits and other receivables	1,706	1,902
Total	11,042	13,067